UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011

Item 1. Report to Shareholders

Retirement Income Fund	November 30, 2011

The views and opinions in this report were current as of November 30, 2011. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

U.S. stocks declined in the volatile six-month period ended November 30, 2011, and non-U.S. equities underperformed their U.S. counterparts amid increased risk aversion and worries about a global economic slowdown. Investment-grade U.S. bonds produced good returns, led by Treasuries, but high yield struggled as prospects for slower economic growth prompted investors to favor less risky investments. Non-U.S. dollar-denominated bonds also weighed on returns, and a stronger dollar versus other currencies magnified losses for U.S. investors. All of the Retirement Funds declined in this volatile environment and generally trailed their respective benchmarks for the period.

BENCHMARK COMPOSITION

In order to benchmark the performance of the Retirement Funds most effectively, we have designed a combined index portfolio specifically for each fund (shown in the Performance Comparison tables on the following pages). This custom benchmark is composed of multiple indexes representing the underlying asset classes in which the funds invest. As broad-weighted benchmarks, the weights of various asset classes in the combined index portfolios are intended to match the predetermined neutral weights given each fund’s location on the glide path. As a result, they provide a relative performance comparison for each of the Retirement Funds. Tactical changes to the target allocations between equities and fixed income are not incorporated into the combined index benchmarks. The equity allocation of each Retirement Fund is compared to a blend of the Russell 3000 Index, which measures the performance of 3,000 U.S. companies across all market capitalizations, and the MSCI All Country World ex-U.S.A. Index, an unmanaged index that measures equity market performance of developed and emerging countries outside the United States. The fixed income allocation of each Retirement Fund is measured against the Barclays Capital U.S. Aggregate Index, while our inflation focused bond allocation is measured against the Barclays Capital U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index.

Your Retirement Funds at Work

The T. Rowe Price Retirement Funds offer a professionally managed, age-appropriate balance of stocks and bonds, shifting their investment mix automatically over time to maintain this balance up to and through retirement.

Weighted %
100%
80
60
40
20
0
Fixed Income
Equity
40+
35
30
25
20
15
10
5
Retirement
(Assumes Age 65)
5
10
15
20
25
30
35
40+
Years to Retirement
Years Past Retirement

As shown in the accompanying chart, the stock allocation of each fund (other than the Retirement Income Fund) is reduced as the target retirement date draws near and continues to reallocate after the date. For example, longer-dated funds like the Retirement 2055 Fund are currently at their highest neutral equity allocation of 90%. In contrast, the shorter-dated Retirement 2005 Fund has already reached its target date but continues its gradual equity reduction. Each fund reaches its most conservative planned allocation 30 years after its stated retirement year. At this point, the allocation to stocks remains fixed at 20% of assets, with the remainder in bonds. For those who prefer a more traditional static asset allocation strategy in retirement, the Retirement Income Fund maintains a relatively consistent investment mix of approximately 60% bonds and 40% stocks.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect the moderate, restrained tactical adjustments made by T. Rowe Price's Asset Allocation Committee. Periodically, the committee may make modest tactical changes by adding to or subtracting from the neutral allocation for an asset class or sector. These "target" allocations are based on our assessment of market conditions and reflect our 12- to 18-month outlook for the domestic and global economies, various asset classes, and market sectors.

We believe that our approach offers several important benefits:

- ***Professional allocation*** among stocks and bonds seeks an age-appropriate balance of growth potential and stability.
- ***Broad diversification*** across a range of underlying mutual funds is intended to help reduce the impact of negative performance from one stock or sector.
- ***Regular rebalancing*** of the investment mix can help keep the long-term investment strategy on track.
- ***Limited fees*** since the expenses of each Retirement Fund are limited to those of the underlying funds with no additional management fee.

The Performance Comparison tables also show the average returns for each fund’s respective Lipper target-date categories, providing a tool to measure the performance of each fund against those with similar objectives. Although securities regulations require us to display the Dow Jones target-date indexes in our Growth of $10,000 tables following this letter, we believe our combined index portfolios provide a better comparison because their asset class or sector weightings more accurately match those of our funds.

MARKET ENVIRONMENT

Although economic growth in 2011 has been less than robust, the U.S. economy has fared better than many expected, particularly in light of the intensifying sovereign debt crisis and looming recession in Europe. U.S. gross domestic product (GDP) growth in the third quarter was initially measured at an annualized rate of 2.5%, which dispelled lingering fears that the economy would experience a double-dip recession. Still, the U.S. recovery remains fragile amid a slowing global economy, heightened domestic fiscal restraint, and ongoing uncertainty in Europe.

U.S. stocks fell moderately in the volatile six-month period ended November 30, 2011. Small- and mid-cap shares generally fared worse than large-caps, while growth stocks held up better than value stocks across all market capitalizations. Among sectors, the economically sensitive financials and materials sectors fell sharply, while utilities—a traditional safe haven in times of economic uncertainty—generated solid gains. Equities in developed non-U.S. markets fared worse than U.S. shares, in part because a stronger dollar versus most foreign currencies reduced returns in dollar terms. European markets recorded steep declines amid weakening economies, rising bond yields, and waning confidence in the Continent’s political leaders. Developed Asian markets generally held up better, but emerging markets equities performed worse as investors became increasingly risk averse in light of slowing global economic growth.

U.S. bonds generated good returns overall in the last six months as investors sought safety. In the investment-grade universe, long-term Treasury securities fared best, and municipal bonds also did well. Agency mortgage-backed, asset-backed, and corporate securities produced modest gains. High yield securities declined as credit spreads—the difference between yields of lower-quality and higher-quality bonds—widened as investors shunned risk. Non-U.S. bonds generally underperformed the U.S. market.

PORTFOLIO REVIEW AND POSITIONING

Stocks
An overweight to stocks versus bonds hurt returns during the period as concerns about slowing global economic growth and burdensome sovereign debt in developed markets caused investors to shed riskier assets. The funds’ underlying domestic and international stocks declined across all market capitalizations and styles, with domestic stocks losing less ground than international stocks. The relative performance of our overall equity allocation was mixed. Stock selection helped our domestic small-cap stocks outperform their style-specific benchmarks by wide margins, but this was not enough to overcome unfavorable security selection in our large-cap growth and large-cap value holdings. Our non-U.S. developed market stocks significantly outperformed their benchmarks despite negative absolute returns. Emerging market stocks declined sharply and were the funds’ weakest absolute performers, although the Emerging Markets Stock Fund performed well versus its style-specific benchmark. An overweight exposure to emerging versus developed market stocks magnified the negative impact as developed markets outperformed. Our exposure to real assets—investments that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities—weighed on absolute returns and performance versus our benchmarks.

We increased our existing overweight allocation to stocks versus bonds. Stocks are still reasonably priced, and while recent economic news indicates a modest and uneven recovery, they should continue to find support in favorable earnings prospects and reasonable balance sheets. Corporate profit growth has been resilient, with margins buoyed by cautious hiring and capital expenditure trends. Although we expect earnings growth to decelerate in 2012, equity valuations remain attractive relative to historical levels. In addition, stocks offer dividend yields that, in many cases, are competitive with bond yields. We increased the funds’ allocation to U.S. growth stocks, moving from a neutral position to an overweight bias relative to U.S. value stocks. We believe a low-growth economic environment favors growth stocks, which tend to rely less on a strong economy to generate rising corporate earnings. Valuations currently favor large-cap stocks over small-caps as the latter’s strong performance in recent years has reinforced the rich pricing in the small-cap universe. U.S. growth prospects appear better than those of overseas developed markets, but we remain neutral between the two as the stronger growth has been priced into current U.S. stock prices. We increased our existing overweight allocation to emerging markets equities given more attractive opportunities for growth over the medium and longer term relative to developed equity markets.

Bonds
The funds’ fixed income allocation generated modestly positive absolute returns but trailed the Barclays Capital U.S. Aggregate Index. Security selection in all the underlying fixed income funds detracted from relative performance as each one lagged its style-specific benchmark. Allocations to non-U.S. dollar-denominated, emerging markets, and high yield bonds weighed heavily on returns as risk-averse investors preferred assets with less perceived risk. The Inflation Focused Bond Fund provided positive absolute returns; however, the fund trailed its benchmark due largely to underperforming non-TIPS securities.

We increased the size of our overweight to high yield bonds relative to investment-grade bonds. Yields in the high yield market increased relative to Treasury bonds over the period, reflecting the heightened default expectations of many investors. However, we believe the market pessimism is somewhat overblown given our view that the U.S. economy is likely to avoid a double-dip recession. In addition, many high yield issuers have improved their liquidity profiles significantly since the 2008 global financial crisis, taking advantage of low interest rates to refinance debt and extend maturities. U.S. interest rates are near historically low levels, providing negative real yields despite low to moderate inflation. We decreased our allocation to non-U.S. dollar-denominated bonds and now have a neutral position relative to U.S. investment-grade bonds. Although current U.S. monetary policy and the likelihood of persistent budget deficits will continue to weigh on the dollar, ongoing uncertainty over the European debt crisis could pressure the euro even more. We continue to favor emerging market bonds over U.S. investment-grade bonds. Lower global growth prospects have eased inflationary concerns in emerging markets, while the generally favorable fiscal status of sovereign issuers in key developing markets stands in stark contrast to the budget and funding challenges facing the developed world.

PERFORMANCE COMPARISON

RETIREMENT INCOME FUND

Shares of the Retirement Income Fund declined 3.48% for the six months ended November 30, 2011. As shown in the Performance Comparison table, the fund trailed its combined index portfolio over the period but outpaced its Lipper peer group average return. Returns for the fund’s Advisor and R Class shares were slightly lower, reflecting the different fee structures for these share classes.

Security selection within the underlying funds weighed on performance over the six-month period. Although our overall fixed income allocation generated modestly positive absolute returns, each underlying fund underperformed its respective style-specific benchmark. High yield and non-U.S. dollar-denominated bonds from emerging and developed markets were among the weakest performers. Although our investment-grade bonds generated modestly positive absolute returns, they underperformed their style-specific benchmark by a wide margin due to unfavorable security selection. An overweight to stocks versus bonds also hurt returns as equities underperformed fixed income for the period. However, the negative impact was mitigated somewhat by our emphasis on large-cap stocks, which outperformed small-caps since our last report. A recently initiated position in real assets detracted from absolute and relative returns. The fund’s inflation focused bonds were modestly positive in absolute terms but underperformed their benchmark. Please see the Portfolio Review and Positioning on page 4 for more information.

As of November 30, 2011, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 26. At the end of our reporting period, the target allocations were 57.25% for bond and short-term fixed income funds and 42.75% for stock funds versus 58.00% and 42.00%, respectively, on May 31, 2011. The actual allocations reflect the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2005 FUND

The Retirement 2005 Fund declined 4.10% for the six months ended November 30, 2011. As shown in the Performance Comparison table, the fund trailed its combined index portfolio and performed in line with its Lipper peer group average return for the period. Returns for the fund’s Advisor and R Class shares were slightly lower, reflecting the different fee structures for these share classes.

Security selection within the underlying funds weighed on performance over the six-month period. Although our overall fixed income allocation generated modestly positive absolute returns, each underlying fund underperformed its respective style-specific benchmark. High yield and non-U.S. dollar-denominated bonds from emerging and developed markets were among the weakest performers. Although our investment-grade bonds generated modestly positive absolute returns, they underperformed their style-specific benchmark by a wide margin due to unfavorable security selection. An overweight to stocks versus bonds also hurt returns as equities underperformed fixed income for the period. However, the negative impact was mitigated somewhat by our emphasis on large-cap stocks, which outperformed small-caps since our last report. A recently initiated position in real assets detracted from absolute and relative returns. The fund’s inflation focused bonds were modestly positive in absolute terms but underperformed their benchmark. Please see the Portfolio Review and Positioning section on page 4 for more information.

As of November 30, 2011, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 27. At the end of the period, the target allocations were 53.25% for bond and short-term fixed income funds and 46.75% for stock funds versus 53.00% and 47.00%, respectively, on May 31, 2011. The actual allocations reflect the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2010 FUND

The Retirement 2010 Fund declined 5.06% for the six months ended November 30, 2011. As shown in the Performance Comparison table, the fund trailed its combined index portfolio and its Lipper peer group average return for the period. Returns for the fund’s Advisor and R Class shares were slightly lower, reflecting the different fee structures for these share classes.

Security selection within the underlying funds weighed on performance over the six-month period. Although our overall fixed income allocation generated modestly positive absolute returns, each underlying fund underperformed its respective style-specific benchmark. High yield and non-U.S. dollar-denominated bonds from emerging and developed markets were among the weakest performers. Although our investment-grade bonds generated modestly positive absolute returns, they underperformed their style-specific benchmark by a wide margin due to unfavorable security selection. An overweight to stocks versus bonds also hurt returns as equities underperformed fixed income for the period. However, the negative impact was mitigated somewhat by our emphasis on large-cap stocks, which outperformed small-caps since our last report. Even so, our large-cap growth and value holdings significantly underperformed their benchmarks and weighed on relative returns. A recently initiated position in real assets detracted from absolute and relative returns. The fund’s inflation focused bonds were modestly positive in absolute terms but underperformed their benchmark. Please see the Portfolio Review and Positioning section on page 4 for more information.

As of November 30, 2011, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 28. At the end of the period, the target allocations were 44.75% for bond and short-term fixed income funds and 55.25% for stock funds versus 44.50% and 55.50%, respectively, on May 31, 2011. The actual allocations reflect the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2015 FUND

The Retirement 2015 Fund declined 6.10% for the six months ended November 30, 2011. As shown in the Performance Comparison table, the fund trailed its combined index portfolio and its Lipper peer group average return for the period. Returns for the fund’s Advisor and R Class shares were slightly lower, reflecting the different fee structures for these share classes.

Security selection within the underlying funds weighed on performance over the six-month period. Although our overall fixed income allocation generated modestly positive absolute returns, each underlying fund underperformed its respective style-specific benchmark. Allocations to high yield and non-U.S. dollar-denominated bonds from emerging and developed markets, which are not included in the benchmark Barclays Capital U.S. Aggregate Index, were among the weakest performers and weighed heavily on relative performance. Although our investment-grade bonds generated modestly positive absolute returns, they underperformed their style-specific benchmark by a wide margin due to unfavorable security selection. An overweight to stocks versus bonds also hurt returns as equities underperformed fixed income for the period. However, the negative impact was mitigated somewhat by our emphasis on large-cap stocks, which outperformed small-caps since our last report. Even so, our large-cap growth and value holdings significantly underperformed their benchmarks and weighed on relative returns. Security selection in small-cap and international equities provided a bright spot and boosted relative returns. A recently initiated position in real assets detracted from absolute and relative returns. The fund’s inflation focused bonds were modestly positive in absolute terms but underperformed their benchmark. Please see the Portfolio Review and Positioning section on page 4 for more information.

As of November 30, 2011, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 29. At the end of the period, the target allocations were 35.25% for bond and short-term mutual funds and 64.75% for stock funds versus 35.00% and 65.00%, respectively, on May 31, 2011. The actual allocations may differ from the target allocations due to the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2020 FUND

The Retirement 2020 Fund declined 7.08% for the six months ended November 30, 2011. As shown in the Performance Comparison table, the fund trailed its combined index portfolio and its Lipper peer group average return for the period. Returns for the fund’s Advisor and R Class shares were slightly lower, reflecting the different fee structures for these share classes.

Security selection within the underlying funds weighed on performance over the six-month period. Although our overall fixed income allocation generated modestly positive absolute returns, each underlying fund underperformed its respective style-specific benchmark. Allocations to high yield and non-U.S. dollar-denominated bonds from emerging and developed markets, which are not included in the benchmark Barclays Capital U.S. Aggregate Index, were among the weakest performers and weighed heavily on relative performance. Although our investment-grade bonds generated modestly positive absolute returns, they underperformed their style-specific benchmark by a wide margin due to unfavorable security selection. An overweight to stocks versus bonds also hurt returns as equities underperformed fixed income for the period. However, the negative impact was mitigated somewhat by our emphasis on large-cap stocks, which outperformed small-caps since our last report. Even so, our large-cap growth and value holdings significantly underperformed their benchmarks and weighed on relative returns. Security selection in small-cap and international equities provided a bright spot and boosted relative returns. A recently initiated position in real assets detracted from absolute and relative returns. The fund’s inflation focused bonds were modestly positive in absolute terms but underperformed their benchmark. Please see the Portfolio Review and Positioning section on page 4 for more information.

As of November 30, 2011, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 30. At the end of the period, the target allocations were 27.25% for bond and short-term mutual funds and 72.75% for stock funds versus 27.00% and 73.00%, respectively, on May 31, 2011. The actual allocations may differ from the target allocations due to the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2025 FUND

The Retirement 2025 Fund declined 8.01% for the six months ended November 30, 2011. As shown in the Performance Comparison table, the fund trailed its combined index portfolio and its Lipper peer group average for the period. Returns for the fund’s Advisor and R Class shares were slightly lower, reflecting the different fee structures for these share classes.

Security selection within the underlying funds weighed on performance over the six-month period. Although our overall fixed income allocation generated modestly positive absolute returns, each underlying fund underperformed its respective style-specific benchmark. Allocations to high yield and non-U.S. dollar-denominated bonds from emerging and developed markets, which are not included in the benchmark Barclays Capital U.S. Aggregate Index, were among the weakest performers and weighed heavily on relative performance. Although our investment-grade bonds generated modestly positive absolute returns, they underperformed their style-specific benchmark by a wide margin due to unfavorable security selection. An overweight to stocks versus bonds also hurt returns as equities underperformed fixed income for the period. However, the negative impact was mitigated somewhat by our emphasis on large-cap stocks, which outperformed small-caps since our last report. Even so, our large-cap growth and value holdings significantly underperformed their benchmarks and weighed on relative returns. Security selection in small-cap and international equities provided a bright spot and boosted relative returns. A recently initiated position in real assets detracted from absolute and relative returns. The fund’s inflation focused bonds were modestly positive in absolute terms but underperformed their benchmark. Please see the Portfolio Review and Positioning section on page 4 for more information.

As of November 30, 2011, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 31. At the end of the period, the target allocations were 19.75% for bond and short-term fixed income mutual funds and 80.25% for stock funds versus 20.00% and 80.00%, respectively, on May 31, 2011. The actual allocations may differ from the target allocations due to the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2030 FUND

The Retirement 2030 Fund declined 8.65% for the six months ended November 30, 2011. As shown in the Performance Comparison table, the fund trailed its combined index portfolio and its Lipper peer group average return for the period. Returns for the fund’s Advisor and R Class shares were slightly lower, reflecting the different fee structures for these share classes.

Security selection within the underlying funds weighed on performance over the six-month period. Although our overall fixed income allocation generated modestly positive absolute returns, each underlying fund underperformed its respective style-specific benchmark. Allocations to high yield and non-U.S. dollar-denominated bonds from emerging and developed markets, which are not included in the benchmark Barclays Capital U.S. Aggregate Index, were among the weakest performers and weighed heavily on relative performance. Although our investment-grade bonds generated modestly positive absolute returns, they underperformed their style-specific benchmark by a wide margin due to unfavorable security selection. An overweight to stocks versus bonds also hurt returns as equities underperformed fixed income for the period. However, the negative impact was mitigated somewhat by our emphasis on large-cap stocks, which outperformed small-caps since our last report. Even so, our large-cap growth and value holdings significantly underperformed their benchmarks and weighed on relative returns. Security selection in small-cap and international equities provided a bright spot and boosted relative returns. A recently initiated position in real assets detracted from absolute and relative returns. Please see the Portfolio Review and Positioning section on page 4 for more information.

As of November 30, 2011, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 32. At the end of the period, the target allocations were 13.75% for bond mutual funds and 86.25% for stock funds versus 14.00% and 86.00%, respectively, on May 31, 2011. The actual allocations may differ from the target allocations due to the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2035 FUND

The Retirement 2035 Fund declined 9.23% for the six months ended November 30, 2011. As shown in the Performance Comparison table, the fund trailed its combined index portfolio but performed in line with its Lipper peer group average return for the period. Returns for the fund’s Advisor and R Class shares were slightly lower, reflecting the different fee structures for these share classes.

Security selection within the underlying funds weighed on performance over the six-month period. Although our overall fixed income allocation generated modestly positive absolute returns, each underlying fund underperformed its respective style-specific benchmark. Allocations to high yield and non-U.S. dollar-denominated bonds from emerging and developed markets, which are not included in the benchmark Barclays Capital U.S. Aggregate Index, were among the weakest performers and weighed heavily on relative performance. Although our investment-grade bonds generated modestly positive absolute returns, they underperformed their style-specific benchmark by a wide margin due to unfavorable security selection. An overweight to stocks versus bonds also hurt returns as equities underperformed fixed income for the period. However, the negative impact was mitigated somewhat by our emphasis on large-cap stocks, which outperformed small-caps since our last report. Even so, our large-cap growth and value holdings significantly underperformed their benchmarks and weighed on relative returns. Security selection in small-cap and international equities provided a bright spot and boosted relative returns. A recently initiated position in real assets detracted from absolute and relative returns. Please see the Portfolio Review and Positioning section on page 4 for more information.

As of November 30, 2011, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 33. At the end of the period, the target allocations were 8.75% for bond mutual funds and 91.25% for stock funds versus 9.00% and 91.00%, respectively, on May 31, 2011. The actual allocations may differ from the target allocations due to the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2040 FUND
RETIREMENT 2045 FUND
RETIREMENT 2050 FUND
RETIREMENT 2055 FUND

• Retirement 2040 Fund: Shares of the Retirement 2040 Fund declined 9.37% over the six months ended November 30, 2011. As shown in the Performance Comparison table, the fund trailed its combined index portfolio and its Lipper peer group average return for the period. Returns for the fund’s Advisor and R Class shares were slightly lower, reflecting the different fee structures for these share classes.

• Retirement 2045 Fund: Shares of the Retirement 2045 Fund declined 9.32% over the six months ended November 30, 2011. As shown in the Performance Comparison table, the fund trailed its combined index portfolio for the period but modestly outpaced its Lipper peer group average return. Returns for the fund’s Advisor and R Class shares were slightly lower, reflecting the different fee structures for these share classes.

• Retirement 2050 Fund: Shares of the Retirement 2050 Fund declined 9.29% over the six months ended November 30, 2011. As shown in the Performance Comparison table, the fund trailed its combined index portfolio for the period but modestly outpaced its Lipper peer group average return. Returns for the fund’s Advisor and R Class shares were slightly lower, reflecting the different fee structures for these share classes.

• Retirement 2055 Fund: Shares of the Retirement 2055 Fund declined 9.21% over the six months ended November 30, 2011. As shown in the Performance Comparison table, the fund trailed its combined index portfolio for the period but modestly outpaced its Lipper peer group average return. Returns for the fund’s Advisor and R Class shares were slightly lower, reflecting the different fee structures for these share classes.

Security selection within the underlying funds weighed on performance over the six-month period. Although our overall fixed income allocation generated modestly positive absolute returns, each underlying fund underperformed its respective style-specific benchmark. Allocations to high yield and non-U.S. dollar-denominated bonds from emerging and developed markets, which are not included in the benchmark Barclays Capital U.S. Aggregate Index, were among the weakest performers and weighed heavily on relative performance. Although our investment-grade bonds generated modestly positive absolute returns, they underperformed their style-specific benchmark by a wide margin due to unfavorable security selection. An overweight to stocks versus bonds also hurt returns as equities underperformed fixed income for the period. However, the negative impact was mitigated somewhat by our emphasis on large-cap stocks, which outperformed small-caps since our last report. Even so, our large-cap growth and value holdings significantly underperformed their benchmarks and weighed on relative returns. Security selection in small-cap and international equities provided a bright spot and boosted relative returns. A recently initiated position in real assets detracted from absolute and relative returns. Please see the Portfolio Review and Positioning section on page 4 for more information.

As of November 30, 2011, the funds’ assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on pages 34 to 37. At the end of the reporting period, the funds’ target allocations were 7.25% bond mutual funds and 92.75% stock funds versus 8.00% and 92.00%, respectively, on May 31, 2011. The actual allocations may differ from the target allocations due to the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

OUTLOOK

We expect market volatility to remain high in the face of ongoing economic and political uncertainties in the world’s developed and emerging markets. Leaders in the developed world are using all the policy levers at their disposal—tax, regulatory, fiscal, and monetary—as they struggle to address burdensome government debt problems without driving their economies back into recession. In the U.S., we expect a low-growth economic environment rather than outright recession. An anemic housing market, persistently high unemployment, household budget deleveraging, and fiscal retrenchment at the local, state, and federal levels should continue to dampen the recovery. Strains in European credit markets may also weigh on U.S. economic growth as eurozone policymakers attempt to tackle unsustainable levels of government debt while maintaining the monetary union. At the same time, policymakers in emerging markets are walking a fine line as they try to promote continued economic growth and contain inflation. Among corporations, earnings continue to grow despite the relatively weak economy and balance sheets continue to appear strong. Profit margins have been buoyed by widespread caution in hiring and capital expenditures. With already low stock valuations, we expect markets to benefit once we achieve some clarity on viable long-term resolutions to these various issues.

While the current environment is challenging, we believe the problems are more political than fundamental. Recent developments indicate that the euro-zone must move away from a purely monetary union and work to integrate the disparate fiscal policies of individual member states. In the U.S., policymakers must find viable solutions to long- and short-term debt issues and chart a sustainable fiscal path. On the plus side, banks are better capitalized, liquidity has improved, and the overall financial system is on firmer ground than in the recent past. Importantly, downside support is compelling given low valuations that include appealing dividend yields, which are higher in many instances than government bond rates—a historically reliable indicator of equity value relative to other asset classes. Stronger corporate balance sheets may also act as a cushion should the economic recovery take longer to unfold.

With more challenges in store given the low level of economic growth, fundamental research and security selection are likely to play leading roles in investment performance. We believe that our approach will add value for shareholders over the long term.

Respectfully submitted,

Jerome A. Clark
Portfolio manager and chairman of the funds’ Investment
Advisory Committee

December 14, 2011

RISKS OF INVESTING

The Retirement Funds’ investment in many underlying funds means that they will be exposed to the risks of different areas of the market. As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Investors should note that the higher a fund’s allocation to stocks, the greater the risk.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Barclays Capital U.S. Aggregate Index: An unmanaged index that tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

Barclays Capital 1–3 Year Government/Credit Index: An unmanaged index that tracks short-term debt instruments.

Barclays Capital U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index: An unmanaged index composed of U.S. Treasury inflation protected securities with maturities between one year and five years.

Combined index portfolios: Unmanaged blended index portfolios created as custom benchmarks for each of the Retirement Funds. As of November 30, 2011, the combined index portfolios were composed of the following indexes:

• Retirement Income Fund: 29.80% Russell 3000 Index, 30.00% Barclays Capital U.S. Aggregate Index, 30.00% Barclays Capital U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 10.20% MSCI All Country World ex-U.S.A. Index.

• Retirement 2005 Fund: 32.78% Russell 3000 Index, 40.50% Barclays Capital U.S. Aggregate Index, 15.50% Barclays Capital U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 11.22% MSCI All Country World ex-U.S.A. Index.

• Retirement 2010 Fund: 39.11% Russell 3000 Index, 36.00% Barclays Capital U.S. Aggregate Index, 11.50% Barclays Capital U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 13.39% MSCI All Country World ex-U.S.A. Index.

• Retirement 2015 Fund: 46.19% Russell 3000 Index, 31.50% Barclays Capital U.S. Aggregate Index, 6.50% Barclays Capital U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 15.81% MSCI All Country World ex-U.S.A. Index.

• Retirement 2020 Fund: 52.15% Russell 3000 Index, 26.50% Barclays Capital U.S. Aggregate Index, 3.50% Barclays Capital U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 17.85% MSCI All Country World ex-U.S.A. Index.

• Retirement 2025 Fund: 57.74% Russell 3000 Index, 21.00% Barclays Capital U.S. Aggregate Index, 1.50% Barclays Capital U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 19.76% MSCI All Country World ex-U.S.A. Index.

• Retirement 2030 Fund: 62.21% Russell 3000 Index, 16.50% Barclays Capital U.S. Aggregate Index, and 21.29% MSCI All Country World ex-U.S.A. Index.

• Retirement 2035 Fund: 65.93% Russell 3000 Index, 11.50% Barclays Capital U.S. Aggregate Index, and 22.57% MSCI All Country World ex-U.S.A. Index.

• Retirement 2040, 2045, 2050, and 2055 Funds: 67.05% Russell 3000 Index, 10.00% Barclays Capital U.S. Aggregate Index, and 22.95% MSCI All Country World ex-U.S.A. Index.

Credit Suisse High Yield Index: An unmanaged index designed to track the U.S. dollar-denominated high yield bond market.

Dow Jones Moderately Conservative Portfolio Index: An unmanaged index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones Aggressive Portfolio Index, an all-stock index.

Dow Jones Target-Date Portfolio Indexes: A series of unmanaged indexes composed of different allocations of stocks, bonds, and short-term investments that reflect reductions in potential risk over time. Each index in the series allocates among U.S. stock, bond, and cash sub-indexes on a monthly basis to measure predefined relative risk levels.

Lipper averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

MSCI All Country World ex-U.S.A. Index: An unmanaged index that measures equity market performance of developed and emerging countries, excluding the United States.

MSCI Emerging Markets Index: A capitalization-weighted index of stocks from 26 emerging market countries that only includes securities that may be traded by foreign investors.

Russell 1000 Index: An index that tracks the performance of the 1,000 largest companies in the Russell 3000 Index.

Russell 2000 Index: An unmanaged index that tracks the stocks of 2,000 small U.S. companies.

Russell 3000 Index: An index that tracks the performance of the 3,000 largest U.S. companies, representing approximately 98% of the investable U.S. equity market.

S&P 500 Stock Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Expense Ratio

Retirement Income Fund	0.56%
Retirement Income Fund–Advisor Class	0.81
Retirement Income Fund–R Class	1.06
Retirement 2005 Fund	0.58
Retirement 2005 Fund–Advisor Class	0.83
Retirement 2005 Fund–R Class	1.08
Retirement 2010 Fund	0.61
Retirement 2010 Fund–Advisor Class	0.86
Retirement 2010 Fund–R Class	1.11
Retirement 2015 Fund	0.65
Retirement 2015 Fund–Advisor Class	0.90
Retirement 2015 Fund–R Class	1.15
Retirement 2020 Fund	0.69
Retirement 2020 Fund–Advisor Class	0.94
Retirement 2020 Fund–R Class	1.19
Retirement 2025 Fund	0.72
Retirement 2025 Fund–Advisor Class	0.97
Retirement 2025 Fund–R Class	1.22
Retirement 2030 Fund	0.74
Retirement 2030 Fund–Advisor Class	0.99
Retirement 2030 Fund–R Class	1.24
Retirement 2035 Fund	0.76
Retirement 2035 Fund–Advisor Class	1.01
Retirement 2035 Fund–R Class	1.26
Retirement 2040 Fund	0.76
Retirement 2040 Fund–Advisor Class	1.01
Retirement 2040 Fund–R Class	1.26

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (“investor class”) charges no distribution and service (12b-1) fee; Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee; and R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000 ($1,000 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts employing automatic investing; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000); and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments (1)

(Cost and value in $000s)

	Percent of Net Assets	Shares	Value
BOND MUTUAL FUNDS 57.0%			
T. Rowe Price Inflation Focused Bond Fund	29.8	143,422,917	731,457
T. Rowe Price New Income Fund	17.4	44,249,172	426,562
T. Rowe Price High Yield Fund	3.5	13,763,241	87,534
T. Rowe Price Emerging Markets Bond Fund	3.3	6,264,157	80,432
T. Rowe Price International Bond Fund	2.6	6,386,729	63,548
T. Rowe Price Summit Cash Reserves Fund, 0.01% (3)	0.4	10,021,983	10,022
Total Bond Mutual Funds (Cost $1,354,105)			1,399,555
EQUITY MUTUAL FUNDS 43.0%			
T. Rowe Price Equity Index 500 Fund	24.7%	17,952,287	605,351
T. Rowe Price International Stock Fund	2.9	5,541,310	71,538
T. Rowe Price Overseas Stock Fund	2.8	8,928,216	68,479
T. Rowe Price International Growth & Income Fund	2.8	5,636,906	68,263
T. Rowe Price Emerging Markets Stock Fund	2.2	1,827,356	54,656
T. Rowe Price Real Assets Fund	1.9	4,347,446	47,170
T. Rowe Price Mid-Cap Growth Fund (2)	1.8	736,141	42,976
T. Rowe Price Mid-Cap Value Fund	1.7	1,811,644	40,744
T. Rowe Price New Horizons Fund (2)	0.8	526,275	18,857
T. Rowe Price Small-Cap Stock Fund	0.7	534,381	18,377
T. Rowe Price Small-Cap Value Fund	0.7	487,046	17,427
Total Equity Mutual Funds (Cost $918,030)			1,053,838
Total Investments in Securities 100.0% of Net Assets (Cost $2,272,135)			**$ 2,453,393**

(1) Affiliated Companies
(2) Non-income producing
(3) Seven-day yield

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2011. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 11/30/11	Value 5/31/11
T. Rowe Price Emerging Markets Bond Fund	$ 15,670	$ 5,333	$ 2,430	$ 80,432	$ 73,756
T. Rowe Price Emerging Markets Stock Fund	24,810	-	-	54,656	37,089
T. Rowe Price Equity Index 500 Fund	62,688	35,948	5,388	605,351	620,082
T. Rowe Price High Yield Fund	10,942	1,807	3,375	87,534	86,370
T. Rowe Price Inflation Focused Bond Fund	46,319	37,471	5,324	731,457	724,232
T. Rowe Price International Bond Fund	2,140	9,206	900	63,548	73,531
T. Rowe Price International Growth & Income Fund	23,080	-	-	68,263	54,936
T. Rowe Price International Stock Fund	23,970	-	-	71,538	56,818
T. Rowe Price Mid-Cap Growth Fund	5,000	715	-	42,976	42,496
T. Rowe Price Mid-Cap Value Fund	4,200	1,549	-	40,744	43,174
T. Rowe Price New Horizons Fund	1,000	300	-	18,857	19,116
T. Rowe Price New Income Fund	36,174	47,877	7,434	426,562	438,254
T. Rowe Price Overseas Stock Fund	22,325	-	-	68,479	55,088
T. Rowe Price Real Assets Fund	5,875	1,849	-	47,170	49,969

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($000s)

	6 Months Ended 11/30/11	Year Ended 5/31/11
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 24,014	$ 53,692
Net realized gain	1,396	7,710
Change in net unrealized gain (loss)	(112,709)	232,057
Increase (decrease) in net assets from operations	(87,299)	293,459
Distributions to shareholders		
Net investment income		
Investor Class	(20,057)	(44,801)
Advisor Class	(2,377)	(5,658)
R Class	(1,580)	(3,331)
Decrease in net assets from distributions	(24,014)	(53,790)
Capital share transactions*		
Shares sold		
Investor Class	349,378	667,277
Advisor Class	66,323	97,770
R Class	74,298	83,363
Distributions reinvested		
Investor Class	19,413	43,509
Advisor Class	2,340	5,556
R Class	1,577	3,323
Shares redeemed		
Investor Class	(289,723)	(434,419)
Advisor Class	(48,902)	(78,438)
R Class	(38,158)	(44,404)
Increase in net assets from capital share transactions	136,546	343,537
Net Assets		
Increase during period	25,233	583,206
Beginning of period	2,427,986	1,844,780
End of period	**$ 2,453,219**	**$ 2,427,986**
Undistributed net investment income	–	–

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement Income Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds.

The fund has three classes of shares: the Retirement Income Fund original share class, referred to in this report as the Investor Class, offered since September 30, 2002; Retirement Income Fund–Advisor Class (Advisor Class), offered since October 31, 2003; and Retirement Income Fund–R Class (R Class), also offered since October 31, 2003. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately received upon sale of the underlying Price funds.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Purchases and sales of the underlying Price funds are accounted for on the trade date. Gains and losses realized on sales of the underlying Price funds are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class annually. Capital gain distributions, if any, generally are declared and paid by the fund annually.

Class Accounting The Advisor Class and R Class each pay distribution, shareholder servicing, and/or administrative expenses in the form of Rule 12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average net assets. Income distributions from the underlying Price funds and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its financial instruments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Financial instruments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On November 30, 2011, all investments in the underlying Price funds were classified as Level 1, based on the inputs used to determine their values.

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds during the six months ended November 30, 2011, aggregated $421,283,000 and $284,663,000, respectively.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2011, the fund had $25,440,000 of available capital loss carryforwards, which expire as follows: $848,000 in fiscal 2017 and $24,592,000 in fiscal 2018. As a result of the Regulated Investment Company Modernization Act of 2010, net capital losses realized in future fiscal years may be carried forward for an unlimited period but must be used before capital loss carryforwards with expiration dates. It is possible that all or a portion of the fund’s current capital loss carryforwards could expire unused.

At November 30, 2011, the cost of investments for federal income tax purposes was $2,352,780,000. Net unrealized gain aggregated $100,613,000 at period-end, of which $182,643,000 related to appreciated investments and $82,030,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, marketing, and certain other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price funds.

The fund pays no management fees; however, Price Associates receives management fees from the underlying Price funds. The fund operates in accordance with the investment management and special servicing agreements between and among the corporation; the underlying Price funds; Price Associates; and T. Rowe Price Services, Inc., a wholly owned subsidiary of Price Associates. Pursuant to these agreements, expenses associated with the operation of the fund, other than class-specific Rule 12b-1 fees, are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the fund. Therefore, the expense ratio of each class reflects only its Rule 12b-1 fees. However, the fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At November 30, 2011, the fund held approximately 26% of the outstanding shares of the T. Rowe Price Inflation Focused Bond Fund, and less than 25% of any other underlying Price Fund.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 23, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 23, 2012

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	January 23, 2012